Group Information	12 Months Ended
Dec. 31, 2020
Group Information
Group Information

5      Group Information

At December 31, 2020, Jumia consolidated the following subsidiaries:

Company name	Country of incorporation	% control		Principal activities(1)
		December 31, 2019	December 31, 2020
Jumia Technologies AG	GERMANY	100.00	100.00	Parent holding
Africa Internet General Trading LLC	UAE	100.00	100.00	Services
Africa Internet Services SAS	FRANCE	100.00	100.00	Not active
African Internet Services S.A.	ANGOLA	99.82	100.00	Not active
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Ghana UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	—	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.71	99.89	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH Subholding Nr. 12 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	—	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
AIH Subholding Nr. 9 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	—	Holding
Atol Internet Services Ltd.	MAURITIUS	99.82	100.00	Not active
Atol Internet Serviçes Mozambique Ltd.	MOZAMBIQUE	99.82	100.00	Not active
Atol Internet Services Rwanda	RWANDA	99.82	100.00	Not active
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	99.82	100.00	Not active
Atol Ivory Coast SARL	IVORY COAST	99.82	100.00	Not active
Atol Services Congo Ltd.	CONGO	99.82	100.00	Not active
Atol Services Gabon SARL	GABON	99.82	100.00	Not active
Atol Technology PLC	ETHIOPIA	99.82	100.00	Not active
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	Services
Digital Services XLV (GP) S.à r.l.	GERMANY	100.00	100.00	Services
EasyTaxi Egypt	EGYPT	99.82	100.00	Not active
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.71	99.89	Online retailer
Ecart Services Algeria SARL	ALGERIA	99.82	100.00	Not active
Ecart Services Cameroon Ltd.	CAMEROON	99.82	100.00	Not active
Ecart Services Ghana Ltd.	GHANA	100.00	100.00	Not active
Ecart Services Ivory Coast SARL	IVORY COAST	99.82	100.00	Online retailer
Ecart Services Kenya Ltd.	KENYA	99.82	100.00	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	99.82	100.00	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	99.82	100.00	Not active
Hellopay Africa Integrated Services Ltd. (formerly: Lipco Internet Services Nigeria)	NIGERIA	99.82	100.00	Jumia Pay
Jade E-Services Algeria SARL	ALGERIA	99.82	100.00	Marketplace
Jade E-Services Ghana Ltd.	GHANA	99.82	100.00	Online retailer
Jade E-Services Kenya Ltd.	KENYA	99.82	100.00	Not active
Jade E-Services Senegal SARL	SENEGAL	99.82	100.00	Online retailer
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	99.82	100.00	Online retailer
Jade E-Services Tunisia SARL	TUNISIA	98.82	100.00	Not active
Jade E-Services Uganda Ltd.	UGANDA	99.82	100.00	Online retailer
Jolali Global Resources Ltd.	NIGERIA	99.71	99.89	Not active
Jumia Egypt LLC	EGYPT	99.82	100.00	Online retailer
Jumia Eservices SARL	TUNISIA	99.82	100.00	Online retailer
Jumia for Trading LLC	EGYPT	100.00	100.00	Not active
Jumia Services FZ-LLC	UAE	—	100.00	Services
Jumia Services GmbH	GERMANY	99.82	100.00	Services
Jumia Technology Services (Shenzhen) Co., Ltd	CHINA	—	100.00	Services
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	100.00	Holding
Jumia USA LLC	USA	100.00	100.00	Services
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	99.82	100.00	Services
Juwel 193. V V UG (haftungsbeschränkt) & Co. 128. Verwaltungs KG	GERMANY	99.82	—	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Dritte Verwaltungs KG	GERMANY	99.82	—	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Siebte Verwaltungs KG	GERMANY	99.82	—	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Zehnte Verwaltungs KG	GERMANY	99.82	—	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	99.82	100.00	Services
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY	99.82	100.00	Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	99.82	100.00	Not active
Lendico S.A (PTY) Ltd.	SOUTH AFRICA	99.82	100.00	Not active
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	99.82	100.00	Not active
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	IT Services
Vamido Global Resources Ltd.	NIGERIA	99.71	99.89	Not active

(1)	Principal activities as of December 31, 2020

The changes in scope during 2020 result from creation of new entities and mergers.

Jumia Services FZ-LLC and Jumia Technology Services (Shenzhen) Co., Ltd were created in the course of this year. Mergers occurred in Germany (AIH General Merchandise Ghana UG (haftungsbeschränkt) & Co. KG, AIH Subholding Nr. 12 UG (haftungsbeschränkt) & Co. KG, AIH Subholding Nr. 9 UG (haftungsbeschränkt) & Co. KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. 128. Verwaltungs KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. Dritte Verwaltungs KG, Juwel 193. V V UG (haftungsbeschränkt) & Co. Siebte Verwaltungs KG and Juwel 193. V V UG (haftungsbeschränkt) & Co. Zehnte Verwaltungs KG).